Financial and capital risk management - Financial counterparties' ratings (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) facility	Dec. 31, 2019 USD ($)
Revolving credit facilities
Disclosure of external credit grades [line items]
Number of facility | facility	2
Available amount	$ 5,000
Cash and cash equivalents
Disclosure of external credit grades [line items]
Credit exposure	14,258	$ 8,176
Cash and cash equivalents | Aa1
Disclosure of external credit grades [line items]
Credit exposure	2,210	31
Cash and cash equivalents | Aa2
Disclosure of external credit grades [line items]
Credit exposure	363	1
Cash and cash equivalents | Aa3
Disclosure of external credit grades [line items]
Credit exposure	1,681	202
Cash and cash equivalents | A1
Disclosure of external credit grades [line items]
Credit exposure	2,812	1,468
Cash and cash equivalents | A2
Disclosure of external credit grades [line items]
Credit exposure	4	2,740
Cash and cash equivalents | A3
Disclosure of external credit grades [line items]
Credit exposure	5	109
Cash and cash equivalents | Baa1
Disclosure of external credit grades [line items]
Credit exposure	4	5
Cash and cash equivalents | Baa2
Disclosure of external credit grades [line items]
Credit exposure	1	47
Cash and cash equivalents | Baa3
Disclosure of external credit grades [line items]
Credit exposure		1
Cash and cash equivalents | Ba1
Disclosure of external credit grades [line items]
Credit exposure	2,986
Cash and cash equivalents | Ba2
Disclosure of external credit grades [line items]
Credit exposure	4,189	835
Cash and cash equivalents | Ba3
Disclosure of external credit grades [line items]
Credit exposure		2,735
Cash and cash equivalents | Others
Disclosure of external credit grades [line items]
Credit exposure	3	2
Derivative financial instruments (note 19)
Disclosure of external credit grades [line items]
Credit exposure	200	472
Derivative financial instruments (note 19) | Aa1
Disclosure of external credit grades [line items]
Credit exposure	36
Derivative financial instruments (note 19) | Aa2
Disclosure of external credit grades [line items]
Credit exposure	15	11
Derivative financial instruments (note 19) | Aa3
Disclosure of external credit grades [line items]
Credit exposure	41	46
Derivative financial instruments (note 19) | A1
Disclosure of external credit grades [line items]
Credit exposure	21
Derivative financial instruments (note 19) | A2
Disclosure of external credit grades [line items]
Credit exposure	20	138
Derivative financial instruments (note 19) | A3
Disclosure of external credit grades [line items]
Credit exposure	36	105
Derivative financial instruments (note 19) | Baa3
Disclosure of external credit grades [line items]
Credit exposure		117
Derivative financial instruments (note 19) | Ba2
Disclosure of external credit grades [line items]
Credit exposure	6
Derivative financial instruments (note 19) | Others
Disclosure of external credit grades [line items]
Credit exposure	$ 25	$ 55